Tax Liabilities - Summary of Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Liabilities [Table]
Income tax payable	$ 1,940	$ 1,910
Other tax liabilities	11,186	5,877
Income tax perception (RG 4815)	7,490	3,343
Digital services VAT withholding	2,796	1,579
Other Taxes	900	955
Total Tax Liabilities	$ 13,126	$ 7,788